RESTRUCTURING RESERVE (Schedule of Restructuring Reserve) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RESTRUCTURING RESERVE [Abstract]
Balance, beginning of year	$ 119,184	$ 181,119	$ 123,436
Accrual adjustments	(62,000)		(50,000)
Rental payments	(187,416)	(181,091)	(176,683)
Sublease payments received	136,141	119,156	139,146
Reclassification from payables			45,220
Balance, end of period	$ 5,909	$ 119,184	$ 181,119